Operating segments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments
Non-current assets, except deferred taxes	R$ 1,786,471	R$ 1,916,096	R$ 879,450
Brazil
Operating segments
Non-current assets, except deferred taxes	788,138	819,873	818,221
United States of America
Operating segments
Non-current assets, except deferred taxes	604,036	681,263	58,061
United Kingdom
Operating segments
Non-current assets, except deferred taxes	321,927	331,683	74
Australia
Operating segments
Non-current assets, except deferred taxes	67,580	78,253	8
China
Operating segments
Non-current assets, except deferred taxes	2,543	2,317	2,239
Portugal
Operating segments
Non-current assets, except deferred taxes	642	569	387
Canada
Operating segments
Non-current assets, except deferred taxes	199	280	284
Other countries
Operating segments
Non-current assets, except deferred taxes	R$ 1,406	R$ 1,858	R$ 176